Share-based compensation - Outstanding options (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	3,660,000
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
Euro [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	3,660,000
Euro [Member] | Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement		750
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0
Euro [Member] | Price range five [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	3,660,000
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
Euro [Member] | Price range one [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,929,000
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
US Dollar [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,929,000
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
US Dollar [Member] | Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement		1,950
US Dollar [Member] | Price range five [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,929,000
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
US Dollar [Member] | Price range one [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0